September 27, 2000

Touchstone Investment Trust
Supplement to Prospectus Dated May 3, 2000 (Revised May 19, 2000)

Touchstone Tax-Free Trust
Supplement to Prospectus Dated June 9, 2000

Touchstone Strategic Trust
Supplement to Prospectus Dated August 1, 2000

Effective October 9, 2000 the address for the Touchstone Family of Funds will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. Effective October 23, 2000 the address for Touchstone Advisors, Inc. and Touchstone Securities, Inc. will be 221 East Fourth Street, Suite 300, Cincinnati, Ohio 45202. After those dates please disregard the addresses printed in the Prospectus.